Cover	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	333-274140
Entity Registrant Name	LONDAX CORP.
Entity Central Index Key	0001985554
Entity Tax Identification Number	35-2807931
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Puces iela 47
Entity Address, City or Town	Riga
Entity Address, Country	LV
Entity Address, Postal Zip Code	LV-1082
City Area Code	372
Local Phone Number	712 1419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false